Provisions for liabilities and charges (Tables)	6 Months Ended
Jun. 30, 2019
Provisions for liabilities and charges
Schedule of provisions and liabilities

	Provisions	Payment	Other
	for	Protection	regulatory
	commitments	Insurance	provisions	Other	Total
	£m	£m	£m	£m	£m

Balance at 31 December 2018	190	2,201	707	927	4,025
Adjustment on implementation of IFRS 16	—	—	—	(97)	(58)
Exchange and other adjustments	—	—	—	(5)	(5)
Provisions applied	—	(989)	(376)	(199)	(1,564)
Charge for the period	(20)	—	118	125	223
At 30 June 2019	170	1,212	449	751	2,582